Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 [1]
Revenue and other income
Revenue from collaboration and licensing agreements	€ 49,580	€ 12,112	€ 56,155
Government financing for research expenditures	8,035	12,591	13,618
Other income	59	0	0
Total revenue and other income	57,674	24,703	69,773
Operating expenses
Research and development expenses	(51,663)	(47,004)	(49,708)
General and administrative expenses	(22,436)	(25,524)	(18,986)
Impairment of intangible assets	(41,000)	0	0
Total operating expenses	(115,099)	(72,528)	(68,694)
Net income (loss) from distribution agreements	0	0	0
Operating income (loss)	(57,425)	(47,825)	1,079
Financial income	4,775	6,344	4,855
Financial expenses	(5,321)	(3,997)	(6,763)
Net financial income (loss)	(546)	2,347	(1,908)
Net income (loss) before tax	(57,972)	(45,478)	(829)
Income tax expense	0	0	0
Net income (loss) from continuing operations	(57,972)	(45,478)	(829)
Net income (loss) from discontinued operations	(131)	(7,331)	(63,155)
Net income (loss)	€ (58,103)	€ (52,809)	€ (63,984)
Basic income (loss) per share (in EUR per share)	€ (0.73)	€ (0.66)	€ (0.81)
Diluted income (loss) per share (in EUR per share)	(0.73)	(0.66)	(0.81)
Basic income (loss) per share from continuing operations (in EUR per share)	(0.73)	(0.57)	(0.01)
Diluted income (loss) per share from continuing operations (in EUR per share)	(0.73)	(0.57)	(0.01)
Basic income (loss) per share from discontinued operations (in EUR per share)	0	(0.09)	(0.80)
Diluted income (loss) per share from discontinued operations (in EUR per share)	€ 0	€ (0.09)	€ (0.80)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.